BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Outstanding shares of common stock equivalents (Details)	9 Months Ended
Sep. 30, 2024 shares
ConnectM Stock Options
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	473,929
ConnectM Warrants
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	13,067,494